Offerings	Aug. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	4,190,556
Proposed Maximum Offering Price per Unit	8.59
Maximum Aggregate Offering Price	$ 35,996,876.04
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,511.13
Offering Note

(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the 2020 Incentive Award Plan (the “2020 Plan”) and the 2020 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding shares of common stock.

(2) Represents the additional shares of common stock available for future issuance under the Registrant’s 2020 Plan resulting from an annual increase as of January 1, 2025.

(3) This estimate is made pursuant to Rule 457(c) and Rule 457(h) of the Securities Act solely for purposes of calculating the registration fee. The Proposed Maximum Offering Price Per Share for shares available for future grant under the 2020 Plan is the average of the high and low prices for the registrant’s common stock as reported on the Nasdaq Global Select Market on August 1, 2025, which was $8.59.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	1,047,639
Proposed Maximum Offering Price per Unit	7.3
Maximum Aggregate Offering Price	$ 7,647,764.7
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,170.88
Offering Note

(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the 2020 Incentive Award Plan (the “2020 Plan”) and the 2020 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding shares of common stock.

(4) Represents the additional shares of common stock available for future issuance under the Registrant’s ESPP resulting from an annual increase as of January 1, 2025.

(5) This estimate is made pursuant to Rule 457(c) and Rule 457(h) of the Securities Act solely for purposes of calculating the registration fee. The Proposed Maximum Offering Price Per Share for shares available for future grant under the ESPP is $7.30, which represents the average of the high and low prices for the registrant’s common stock as reported on the Nasdaq Global Select Market on August 1, 2025, multiplied by 85%, which is the percentage of the price per share applicable to purchase under the ESPP.